RENT OBLIGATION (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
RENT OBLIGATION [Abstract]
Operating Leases, Rent Expense	$ 15,823	$ 15,447	$ 34,256	$ 33,056	$ 64,753	$ 61,150
Lease Expiration Date			Jan. 31, 2018		Jan. 31, 2018
Lease Period Extended			5 years		5 years